Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount	$ 37,835,153		$ 36,532,268		$ 35,166,813
Life insurance in force, Ceded to other companies	10,303,425	[1]	16,858,998	[1]	16,567,759	[1]
Life insurance in force, Assumed from other companies	578,980		602,378		623,979
Life insurance in force, Net amount	28,110,708		20,275,648		19,223,033
Life insurance in force, Percentage of amount assumed to net	2.10%		3.00%		3.20%
Premiums and contract charges, Gross amount	155,193		152,197		156,130
Premiums and contract charges, Ceded to other companies	27,101		59,321		58,368
Premiums and contract charges, Assumed from other companies	835		849		889
Premiums and contract charges, Net amount	128,927		93,725		98,651
Premiums and contract charges, Percentage of amount assumed to net	0.60%		0.90%		0.90%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount	140,834		138,973		143,652
Premiums and contract charges, Ceded to other companies	25,564		57,654		56,534
Premiums and contract charges, Assumed from other companies	835		849		889
Premiums and contract charges, Net amount	116,105		82,168		88,007
Premiums and contract charges, Percentage of amount assumed to net	0.70%		1.00%		1.00%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount	14,359		13,224		12,478
Premiums and contract charges, Ceded to other companies	1,537		1,667		1,834
Premiums and contract charges, Net amount	$ 12,822		$ 11,557		$ 10,644

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.